Trade and Other Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Jun. 14, 2019 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 14, 2019 USD ($)
Trade And Other Payables [Line Items]
Payables for energy purchases			$ 115,067	$ 257,715
Total payables for energy purchases			68,229	230,387
Finance cost			1,088,631	1,071,759	$ 869,535
Edesur
Trade And Other Payables [Line Items]
Outstanding reciprocal claims payable	$ 4,280					$ 74,638
Term of payment of expenses under regularization of obligations	5 years
Loss Contingency Accrual, Period Increase (Decrease)		$ 12,183	203,433
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Finance cost			$ 78,308	$ 48,555